U.S. BANCORP FUND SERVICES, LLC

615 E. Michigan Street

Milwaukee, WI  53202

March 8, 2018

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, D.C. 20549

RE:	MANAGED PORTFOLIO SERIES (the “Trust”)
Securities Act Registration No: 333-172080
Investment Company Registration No: 811-22525

Dear Sir or Madam:

Transmitted herewith on behalf of the Trust and its series, the Muhlenkamp Fund (the “Fund”), is the Trust’s amended Certified Shareholder Report of Registered Management Investment Companies on Form N-CSR for the fiscal year ended December 31, 2017 (the “Amended Report”). The Amended Report is being filed to add the conformed signatures and signature dates for the Principal Officers which were omitted in the filing originally filed on Form N-CSR on March 8, 2018 (Accession No. 0001104659-18-015850).

If you have any questions or require further information, do not hesitate to contact me at (414) 765-6802.

Sincerely,

/s/ James R. Arnold
James R. Arnold
President of Managed Portfolio Series